Loans Payable (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Loans And Advances And Deposits [Abstract]
Disclosure of loans repayable

	Principal	Interest	Discount	Total
Balance, April 30, 2020	2,999	212	(15)	3,196
Discount	—	—	15	15
Loan repayment	(2,999)	—	—	(2,999)
Interest paid on bond	—	(235)	—	(235)
Interest accrual	—	23	—	23
Balance, April 30, 2021 and April 30, 2022	$—	$—	$—	$—

Disclosure of financing costs

The Company’s financing costs for the year ended April 30, 2022, 2021, and 2020 as reported on its Consolidated Statement of Operations and Comprehensive Loss can be summarized as follows:

For the year ended April 30,	2022	2021	2020
Unwinding of discount on rehabilitation and closure accretion (note 12)	$160	$85	$72
Discount unwinding on debt repaid (note 11)	—	15	115
Lease accretion Starcore (note 10)	16	20	23
Interest on diesel equipment lease	—	—	3
Interest expense on debt (note 11)	—	23	349
Bank fees	9	11	—
Interest revenue	(4)	(6)	(8)
	$181	$148	$554